BORROWINGS (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of borrowings

In millions	June 30, 2026	December 31, 2025
Non-current borrowings	$—	$792.3
Other borrowings	147.4	142.8
Total	$147.4	$935.1